12. Investment in Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in affiliates gross	$ 102,996	$ 102,996
Investment in affilates, net	69,606	69,606
Sinsin [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates gross	69,606	69,606
EnSync [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates gross	33,390	33,390
Impairment of investment	$ (33,390)	$ (33,390)